SCHEDULE OF RECONCILIATION BETWEEN THE EFFECTIVE TAX RATE ON INCOME FROM CONTINUING OPERATIONS AND THE STATUTORY RATE (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Book income (loss) before taxes, tax			$ (2,902)	$ (8,547)
Book income (loss) before taxes, percent			21.00%	21.00%
Permanent differences (transaction costs), tax				$ 2,185
Permanent differences (transaction costs), percent				(5.37%)
Permanent differences (warrants), tax				$ (1,144)
Permanent differences (warrants), percent				2.81%
Permanent differences (other than tax), tax			$ (6,089)	$ 458
Permanent differences (other than tax)), percent			44.07%	(1.13%)
State taxes, net, tax			$ (1,233)	$ (722)
State taxes, net, percent			8.92%	1.77%
Deferred true-up, tax			$ (1,617)	$ (288)
Deferred true-up, percent			11.71%	0.71%
Research and development credits, tax			$ (647)	$ (200)
Research and development credits, percent			4.68%	0.49%
Research and development capitalization, tax			$ (300)
Research and development capitalization, percent			2.17%
Uncertain tax positions, tax			$ 132	$ 128
Uncertain tax positions, percent			(0.96%)	(0.31%)
Other, tax			$ 68	$ 97
Other, percent			(0.49%)	(0.24%)
Rate Change, tax			$ 268
Rate Change, percent			(1.94%)
Change in valuation allowance, tax			$ 12,294	$ 7,324
Change in valuation allowance, percent			(88.96%)	(18.00%)
Total, tax			$ (26)	$ (709)
Effective tax rate, percent			0.20%	1.74%